Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000246166 [Member]
Shareholder Report [Line Items]
Fund Name	CCM Global Equity ETF
Class Name	CCM Global Equity ETF
Trading Symbol	CCMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CCM Global Equity ETF (the “Fund”) for the period of January 17, 2024 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ccm-etf.com. You can also request this information by contacting us at (215) 330-4476.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://sequoia-financial-sfgv.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 973,581,054
Holdings Count | holding	208
Advisory Fees Paid, Amount	$ 1,176,248
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$973,581,054	Advisory Fees	$1,554,176
# of Portfolio Holdings	208	Fees Waived and/or Expenses Reimbursed	$(377,928)
Portfolio Turnover Rate*	16%	Net Advisory Fees Paid	$1,176,248
*Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	51.0%
Common Stocks	48.8%
Investments Purchased with Proceeds from Securities Lending	6.0%
Cash and Cash Equivalents	(5.8)%

TOP 10 HOLDINGS (as a % of Net Assets)
Avantis U.S. Small Cap Value ETF	10.2%
Vanguard FTSE Developed Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	10.1%
Vanguard FTSE Emerging Markets ETF	6.1%
Avantis International Small Cap Value ETF	5.2%
Avantis Real Estate ETF	5.0%
Avantis Emerging Markets Value ETF	4.1%
Apple, Inc.	2.2%
Exxon Mobil Corp.	0.9%
Procter & Gamble Co.	0.9%